Capital reorganization (the "SPAC Merger") - Ordinary shares issued in exchange (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($) tranche shares	Dec. 18, 2023 USD ($)	Jun. 30, 2023 USD ($)	Feb. 14, 2023 shares
Capital Reorganization [Line Items]
Ordinary shares issued (in shares) | shares	5,655,000
Fair value of Ordinary shares issued in exchange for NETC shares valued at $11.99 per share	$ 67,799
Vast Warrants issued in exchange for NETC warrants	4,129
Shares issued as settlement of transaction expenses	307
Fair value of earnout for NETC Sponsor	22,576
Fair value of share consideration	94,811
Adjusted NETC’s net liabilities upon closing	11,206
Total	106,017
Prepaid expenses	1,887		$ 44
Total assets	15,770		4,656
Trade and other payables	5,157		5,622
Total liabilities	24,071		$ 34,071
Total net liabilities	(11,206)
Amount committed to invest	$ 7,000
Total shares issued upon closing (in shares) | shares				29,291,884
Number of equal tranches | tranche	3
Shares issued as settlement of transaction expenses
Capital Reorganization [Line Items]
Total shares issued upon closing (in shares) | shares				171,569
Legacy VAST Shares
Capital Reorganization [Line Items]
Ordinary shares issued (in shares) | shares	1,500,000
Earnout period, shares available for issuance (in shares) | shares	1,300,000
Ordinary Shares, NETC Sponsor
Capital Reorganization [Line Items]
Earnout period, shares available for issuance (in shares) | shares	2,400,000
NETC
Capital Reorganization [Line Items]
Adjusted NETC’s net liabilities upon closing		$ 11,206
Cash		9,203
Prepaid expenses		1,325
Total assets		10,528
Trade and other payables		21,525
Income taxes payable		209
Total liabilities		21,734
Total net liabilities		$ (11,206)
NETC Class A Common Stock
Capital Reorganization [Line Items]
Ordinary shares issued (in shares) | shares	805,000
Backstop Commitment Fee
Capital Reorganization [Line Items]
Ordinary shares issued (in shares) | shares	350,000
NETC Class F Common Stock
Capital Reorganization [Line Items]
Ordinary shares issued (in shares) | shares	3,000,000
Accelerated Earnback Shares
Capital Reorganization [Line Items]
Ordinary shares issued (in shares) | shares	1,500,000